Document and Entity Information	Apr. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity File Number	0-25434
Entity Registrant Name	BROOKS AUTOMATION, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3040660
Entity Address, Address Line One	15 Elizabeth Drive
Entity Address, State or Province	MA
Entity Address, City or Town	Chelmsford
Entity Address, Postal Zip Code	01824
City Area Code	978
Local Phone Number	262-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BRKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000933974
Amendment Flag	false